DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings			$ (5,420)
Non-designated derivative instruments
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	3,258	1,916	3,088
Non-designated derivative instruments | Foreign currency options
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	3,258	1,916	(4,280)
Non-designated derivative instruments | Purchased call option
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings			(5,420)
Non-designated derivative instruments | Currency forward
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings			$ 12,788